Consolidated Statements of Changes in Shareholders' Deficiency - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Balance	$ (26,367,162)		$ (52,135,365)	$ (26,367,162)
Stock-based compensation			386,732	873,076
Shares issued for interest payable			2,799,134	2,427,565
Shares issued for deferred share units			81,115	83,802
Shares issued for services			3,156,988
Shares issued for mine acquisition			4,216,359
Shares issued for restricted share units vested
Shares issued for warrant exercises			547,424
Shares issued for compensation option exercises			52,081
Shares issued June private placement			19,500,271
Shares issued September private placement			16,939,079
Compensation options			2,309,056
Shares issued for debt			26,516,595
Initial Recognition of CD1, CD2, CD3			9,970,069
Other comprehensive income			2,721,435	(3,811,023)
Loss for the year			(93,132,015)	(25,341,623)
Balance		$ (52,135,365)	(56,071,042)	(52,135,365)
Common Stock [Member]
Balance	$ 321		$ 348	$ 321
Balance, shares	9,218,900		9,991,391	9,218,900
Stock-based compensation
Shares issued for interest payable			$ 30	$ 24
Shares issued for interest payable, shares			852,509	674,849
Shares issued for deferred share units			$ 1	$ 1
Shares issued for deferred share units, shares			17,583	21,429
Shares issued for services			$ 39
Shares issued for services, shares	211,225	17,758	1,088,201
Shares issued for mine acquisition			$ 23
Shares issued for mine acquisition, shares			666,667
Shares issued for restricted share units vested			$ 5	$ 2
Shares issued for restricted share units vested, shares			159,169	76,213
Shares issued for warrant exercises			$ 3
Shares issued for warrant exercises, shares			103,115
Shares issued for compensation option exercises			$ 1
Shares issued for compensation option exercises, shares			26,433
Shares issued June private placement			$ 252
Shares issued June private placement, shares			7,206,165
Shares issued September private placement			$ 431
Shares issued September private placement, shares			12,321,429
Compensation options
Shares issued for debt			$ 259
Shares issued for debt, shares			7,401,361
Initial Recognition of CD1, CD2, CD3
Other comprehensive income
Loss for the year
Balance		$ 348	$ 1,392	$ 348
Balance, shares		9,991,391	39,834,023	9,991,391
Additional Paid-in Capital [Member]
Balance	$ 57,848,953		$ 61,233,369	$ 57,848,953
Stock-based compensation			386,732	873,076
Shares issued for interest payable			2,799,104	2,427,541
Shares issued for deferred share units			81,114	83,801
Shares issued for services			3,156,949
Shares issued for mine acquisition			4,216,336
Shares issued for restricted share units vested			(5)	(2)
Shares issued for warrant exercises			547,421
Shares issued for compensation option exercises			52,080
Shares issued June private placement			19,500,019
Shares issued September private placement			16,938,648
Compensation options			2,309,056
Shares issued for debt			26,516,336
Initial Recognition of CD1, CD2, CD3			9,970,069
Other comprehensive income
Loss for the year
Balance		$ 61,233,369	147,707,228	61,233,369
AOCI Attributable to Parent [Member]
Balance	808,662		(3,002,361)	808,662
Stock-based compensation
Shares issued for interest payable
Shares issued for deferred share units
Shares issued for services
Shares issued for mine acquisition
Shares issued for restricted share units vested
Shares issued for warrant exercises
Shares issued for compensation option exercises
Shares issued June private placement
Shares issued September private placement
Compensation options
Shares issued for debt
Initial Recognition of CD1, CD2, CD3
Other comprehensive income			2,721,435	(3,811,023)
Loss for the year
Balance		(3,002,361)	(280,926)	(3,002,361)
Retained Earnings [Member]
Balance	$ (85,025,098)		(110,366,721)	(85,025,098)
Stock-based compensation
Shares issued for interest payable
Shares issued for deferred share units
Shares issued for services
Shares issued for mine acquisition
Shares issued for restricted share units vested
Shares issued for warrant exercises
Shares issued for compensation option exercises
Shares issued June private placement
Shares issued September private placement
Compensation options
Shares issued for debt
Initial Recognition of CD1, CD2, CD3
Other comprehensive income
Loss for the year			(93,132,015)	(25,341,623)
Balance		$ (110,366,721)	$ (203,498,736)	$ (110,366,721)